S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Aug. 06, 2026 USD ($) $ / shares shares
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 4,000,000
Securities Issued or to be Issued, Shares (in Shares) | shares	100,000
Private Units [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 3,000,000
Securities Issued or to be Issued, Shares (in Shares) | shares	400,000
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 10
Sponsor [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
Securities Issued or to be Issued, Shares (in Shares) | shares	3,833,333
Sponsor [Member] | Private Units [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	300,000
Sponsor [Member] | Promissory Note [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 300,000
Sponsor and our officers or directors, or affiliates [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 1,500,000
Securities Issued or to be Issued, Shares (in Shares) | shares	150,000
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 10
Sponsor or an affiliate [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 10,000